Income Tax - Reconciliation of Expected Tax Expense with Actual Tax Expense (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016 [1]	Dec. 31, 2015 [1]
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Earnings before income tax	¥ 24,953	¥ 24,116	¥ 26,698
Expected income tax expense at statutory tax rate of 25%	6,238	6,029	6,674
Differential tax rate on PRC subsidiaries' and branches' income	(108)	(275)	(400)
Differential tax rate on other subsidiaries' income	(82)	(53)	(25)
Non-deductible expenses	380	485	431
Non-taxable income	(112)	(105)	(75)
Others	(124)	(88)	(53)
Actual income tax expense	¥ 6,192	¥ 5,993	¥ 6,552

[1]	restated